Other Accounts Liabilities	12 Months Ended
Dec. 31, 2022
Other Accounts Liabilities [Abstract]
OTHER ACCOUNTS LIABILITIES

NOTE 5 - OTHER ACCOUNTS LIABILITIES

	December 31, 2022	December 31, 2021
Accrued expenses, interest and other liabilities	$309	$1,063
Accrued salaries and wages	105	63
Accrued bonuses	267	-
Total	$681	$1,126